Leases	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [abstract]
Leases
10.
LEASES

Movements in the Group’s ROU assets during the years ended December 31, 2025 and 2024 are outlined below:

(in USD and thousands)	Vessels and Ships	Buildings	Other	Total

Cost as of January 1, 2025	$240,693	$74,386	$13,805	$328,884

Additions	16,264	24,107	4,614	44,985
Decreases and disposals	(8,023)	(3,770)	(1,587)	(13,380)
Reclassified to property, plant and equipment and intangible assets	—	—	(1,443)	(1,443)
Effect of currency translation	373	791	1,027	2,191

Cost as of December 31, 2025	$249,307	$95,514	$16,416	$361,237

Accumulated depreciation and impairment as of January 1, 2025	(22,336)	(37,244)	(5,880)	(65,460)
Depreciation and impairment	(12,280)	(7,149)	(2,554)	(21,983)
Depreciation of disposals	—	3,594	927	4,521
Reclassified to property, plant and equipment and intangible assets	—	—	1,443	1,443
Effect of currency translation	(200)	(374)	(370)	(944)

Accumulated depreciation and impairment as of December 31, 2025	$(34,816)	$(41,173)	$(6,434)	$(82,423)

Net book value
As of January 1, 2025	$218,357	$37,142	$7,925	$263,424
As of December 31, 2025	$214,491	$54,341	$9,982	$278,814

(in USD and thousands)	Vessels and Ships	Buildings	Other	Total

Cost as of January 1, 2024	$225,141	$77,090	$13,982	$316,213

Additions	16,181	1,112	1,767	19,060
Disposals and decreases	—	(3,355)	(66)	(3,421)
Reclassified to property, plant and equipment and intangible assets	—	—	(1,404)	(1,404)
Effect of currency translation	(629)	(461)	(474)	(1,564)

Cost as of December 31, 2024	$240,693	$74,386	$13,805	$328,884

Accumulated depreciation and impairment as of January 1, 2024	(11,676)	(30,865)	(4,838)	(47,379)
Depreciation and impairment	(10,701)	(6,756)	(2,668)	(20,125)
Depreciation of disposals	—	173	66	239
Reclassified to property, plant and equipment and intangible assets	—	—	1,404	1,404
Effect of currency translation	41	204	156	401

Accumulated depreciation and impairment as of December 31, 2024	$(22,336)	$(37,244)	$(5,880)	$(65,460)

Net book value
As of January 1, 2024	$213,465	$46,225	$9,144	$268,834
As of December 31, 2024	$218,357	$37,142	$7,925	$263,424

During the year ended December 31, 2025, the Group had ROU additions of $45.0 million, of which the most significant was the commencement of the Viking Tonle charter. In 2023, the Group entered into a charter agreement for the Viking Tonle, an 80-berth river vessel traveling through Vietnam and Cambodia. The lease has a term of 10 years, including estimated renewal periods. Upon commencement of the charter in September 2025, the Group recognized a $16.3 million ROU asset and a $12.1 million lease liability related to the Viking Tonle.

During the year ended December 31, 2024, additions of $19.1 million included the commencement of the Viking Yidun ocean ship accommodation agreement. The Group has an accommodation agreement for cabins on the Viking Yidun ocean ship, which is owned and operated by CMV, a related party, from the third quarter of 2024 until the end of 2026. The Group has the option to extend the term for the 2027 season. The accommodation agreement includes both fixed and variable lease payments. The Viking Yidun operates in Asia, providing cruises for the Viking Asia and Ocean segments. Upon commencement of the accommodation agreement in

September 2024, the Group recognized a $16.0 million ROU asset and a $13.9 million lease liability related to the Viking Yidun, which included lease payments for the 2024 through 2026 seasons.

The ROU assets and lease liabilities related to vessel charters and accommodation agreements include the fixed amounts attributable to the use of the vessel or ship asset, while fixed amounts attributable to non-lease components for services and all variable amounts are expensed as incurred and included in vessel operating in the consolidated statements of operations.

The table below presents movements in the Group’s lease liabilities during the years ended December 31, 2025 and 2024:

	2025	2024
(in USD and thousands)
As of January 1	$236,538	$252,626
Additions	40,381	16,764
Decreases and disposals	(8,970)	(3,183)
Interest expense	19,170	21,068
Payments	(49,524)	(47,583)
Effect of currency translation	2,757	(1,527)
Other	(1,431)	(1,627)
As of December 31	$238,921	$236,538

The table below presents the carrying amounts of the Group’s short-term and long-term lease liabilities as of December 31, 2025 and 2024:

	December 31,
	2025	2024
(in USD and thousands)
Short-term portion of lease liabilities	$26,484	$28,944
Long-term portion of lease liabilities	212,437	207,594
Total	$238,921	$236,538

Operating expenses related to variable lease payments for the year ended December 31, 2025 were $13.5 million, which was primarily related to variable lease payments for the Viking Yidun. Operating expenses related to variable lease payments for the years ended December 31, 2024 and 2023 were $1.1 million and $2.1 million, respectively.

The table below summarizes the timing of future cash payments of the Group’s lease liabilities based on contractual undiscounted cash flows as of December 31, 2025 and 2024. The table below excludes amounts for executed lease agreements not yet commenced as of December 31, 2025 and 2024, for underlying assets of which the Group had not yet obtained the right to control the use.

	December 31,
	2025	2024
(in USD and thousands)
3 months or less	$8,311	$8,940
4 to 12 months	34,529	37,481
1 to 5 years	148,464	157,255
Over 5 years	221,967	213,834
Total	$413,271	$417,510

The vessel charters and accommodation agreement also include future cash payments for non-lease components, which are not included in the table above. Payments for non-lease components include expenses for services, such as management fees and vessel operating expenses, of which certain costs are subject to change based on actual operating expenses. The table above also excludes variable lease payments, including certain payments related to the Viking Yidun accommodation agreement which are based on the number of passengers sailed.

In 2024, the Group entered into a lease agreement for docking locations in Germany, which has an initial term of 12 years with renewal options to extend the term an additional 10 years. The contractual payments for the initial term are $15.3 million, based on a euro to U.S. dollar exchange rate as of December 31, 2025, which was 1.17. The lease agreement for docking locations had not commenced as of December 31, 2025.

In 2025, the Group entered into charter agreements for two 80-berth river vessels traveling through India for the 2027 through 2035 seasons and the 2028 through 2036 seasons, respectively. The Group has options to extend the charters for three additional seasons.

The contractual payments for the initial terms of nine seasons for each vessel are $29.2 million for the first vessel and $29.8 million for the second vessel, which include payments for both lease and non-lease components.